Earnings Per Common Share and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Common Share, Basic and Diluted
The following table sets forth the computation of earnings per common share and earnings per common share - assuming dilution:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands, except per share data)
Numerator:
Net income available to common stockholders - numerator for earnings per common share	$1,876,544	$509,348	$637,945

Denominator:
Weighted average common shares outstanding	90,558,121	93,860,378	92,055,035
Effect of dilutive securities:
Stock options and deferred compensation agreements	523,248	271,422	93,014
Restricted stock and restricted stock units	456,759	359,359	244,447
Denominator for earnings per common share - assuming dilution	91,538,128	94,491,159	92,392,496

Earnings per common share	$20.72	$5.43	$6.93
Earnings per common share - assuming dilution	$20.50	$5.39	$6.90